Cover Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	GILEAD SCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19731
Entity Tax Identification Number	94-3047598
Entity Address, Address Line One	333 Lakeside Drive
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	574-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value, $0.001 per share
Trading Symbol	GILD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000882095
Amendment Flag	false